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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                   FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6.30.2009
                                               ---------

Check here if Amendment |_|: Amendment Number: __________
 This Amendment (Check only one.):   |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Cullen Capital Management, LLC
      ---------------------------------------

Address: 645 Fifth Ave.
         ------------------------
         New York, New York 10022
         ------------------------




Form 13F File Number: 028-11905

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Steven M. Mullooly
       ------------------
Title: CCO
       ---------------
Phone: (212) 644-1800
       --------------

Signature, Place, and Date of Signing:

/s/ Steven M. Mullooly       New York, New York               6.12.2009
----------------------       ------------------               ---------
   (Signature)                 (City, State)                    (Date)

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                 0
                                         ---------------------------
Form 13F Information Table Entry Total:                           99
                                         ---------------------------
Form 13F Information Table Value Total:                    4,865,825
                                         ---------------------------
                                               (thousands)

                         Cullen Capital Management, LLC
                                    FORM 13F
                                  June 30, 2009

                            TITLE                                                                  VOTING AUTHORITY
                              OF                VALUE   SHARES/  SH/  PUT/  INVSTMT    OTHER   ------------------------
      NAME OF ISSUER        CLASS    CUSIP    (X$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED    NONE
      --------------        -----  ---------  --------  -------  ---  ----  -------  --------  -------  ------  -------
3M Co.                      COM    88579Y101    154827  2576150  SH         Sole                344100          2232050
AT&T Inc.                   COM    00206R102    130272  5244460  SH         Sole                762760          4481700
Acer Inc                    COM    6005850        1264   726506  SH         Sole                726506
Altria Group Inc.           COM    02209S103     18931  1155030  SH         Sole               1155030
Archer Daniels Midland Co.  COM    039483102     27885  1041650  SH         Sole                                1041650
Arrow Electronics Inc.      COM    042735100     55614  2618350  SH         Sole                                2618350
Avnet Inc.                  COM    053807103     20122   956800  SH         Sole                                 956800
BNP Paribas                 COM    F1058Q238      2151    33100  SH         Sole                 33100
Bank of America Corp.       COM    060505104     81323  6160800  SH         Sole                                6160800
Berjaya Sports Toto Berhad  COM    Y0849N107       566   393900  SH         Sole                393900
Boeing Co.                  COM    097023105    142830  3360700  SH         Sole                380800          2979900
BorgWarner Inc.             COM    099724106    110200  3226950  SH         Sole                                3226950
Bristol-Myers Squibb Co.    COM    110122108    149041  7338330  SH         Sole                925830          6412500
British American Tobacco
   Malay                    COM    Y73286117       159    12500  SH         Sole                 12500
Bunge Ltd.                  COM    G16962105     80711  1339600  SH         Sole                                1339600
Canadian National Railway
   Co.                      COM    136375102     51726  1204050  SH         Sole                                1204050
Canadian Pacific Railway
   Ltd.                     COM    13645T100     44120  1108550  SH         Sole                                1108550
Chevron Corp.               COM    166764100     20657   311810  SH         Sole                311810
Chubb Corp.                 COM    171232101    121118  3037050  SH         Sole                                3037050
Chunghwa Telecom Co Ltd     COM    6287841         691   345894  SH         Sole                345894
ConocoPhillips              COM    20825C104      6320   150250  SH         Sole                150250
Covidien Plc.               COM    G2554F105     95627  2554150  SH         Sole                                2554150
Deutsche Lufthansa AG       COM    D1908N106      1230    97850  SH         Sole                 97850
Devon Energy Corp.          COM    25179M103     85257  1564350  SH         Sole                                1564350
Dominion Resources Inc.     COM    25746U109      5848   175000  SH         Sole                175000
ENSCO International Inc.    COM    26874Q100     94214  2701850  SH         Sole                                2701850
Eli Lilly & Co.             COM    532457108    135340  3907050  SH         Sole                619850          3287200
Enerplus Resources Fund     COM    29274D604       299    13900  SH         Sole                 13900
Eurocommercial Properties
   N.V.                     COM    N31065142       422    13700  SH         Sole                 13700
FPL Group Inc.              COM    302571104     20384   358500  SH         Sole                358500
FedEx Corp.                 COM    31428X106     61638  1108200  SH         Sole                                1108200
General Electric Co.        COM    369604103     10033   856100  SH         Sole                856100
Genuine Parts Co.           COM    372460105     17862   532250  SH         Sole                532250
Goldman Sachs Group Inc.    COM    38141G104     70476   478000  SH         Sole                                 478000
H.J. Heinz Co.              COM    423074103     17805   498740  SH         Sole                498740
HSBC Holdings PLC           COM    6158163        1483   175083  SH         Sole                175083
Health Care REIT Inc.       COM    42217K106     16275   477280  SH         Sole                477280
Hewlett-Packard Co.         COM    428236103    126003  3260100  SH         Sole                                3260100
Home Depot Inc.             COM    437076102     57459  2431600  SH         Sole                                2431600
Honda Motors                COM    J22302111       304    11000  SH         Sole                 11000
Hopewell Holdings Ltd       COM    Y37129148       232    74000  SH         Sole                 74000
ITT Corp.                   COM    450911102    137917  3099250  SH         Sole                                3099250
JP Morgan Chase & Co.       COM    46625H100    138920  4072700  SH         Sole                                4072700
Johnson & Johnson           COM    478160104    154434  2718910  SH         Sole                344310          2374600
K+S AG                      COM    D48164103      1237    21900  SH         Sole                 21900
KT&G Corp - LOCAL           COM    Y49904108      1785    31545  SH         Sole                 31545
Kimberly-Clark Corp.        COM    494368103    150032  2861570  SH         Sole                372820          2488750
Kraft Foods Inc.            COM    50075N104    148925  5877062  SH         Sole                811462          5065600
MTN Group Ltd.              COM    S8039R108      2368   155000  SH         Sole                155000
Microsoft Corp.             COM    594918104    172787  7269100  SH         Sole                716000          6553100
Morgan Stanley              COM    617446448     60128  2109000  SH         Sole                537500          1571500
Muenchener Reuckver AG      COM    D55535104      1998    14750  SH         Sole                 14750
Nestle S.A.                 COM    H57312649      1211    32100  SH         Sole                 32100
Nintendo Corp Ltd           COM    J51699106      1728     6250  SH         Sole                  6250
Oracle Corp.                COM    68389X105    169976  7935400  SH         Sole                                7935400
Pfizer Inc.                 COM    717081103      8766   584400  SH         Sole                584400
Philip Morris
   International In         COM    718172109     20390   467450  SH         Sole                467450
Primaris Retail REIT        COM    74157U109       168    16450  SH         Sole                 16450
RWE A.G.                    COM    D6629K109      2045    25900  SH         Sole                 25900
Raffles Medical Group Ltd.  COM    Y7174H100       925  1409900  SH         Sole               1409900
Raytheon Co.                COM    755111507    123380  2776950  SH         Sole                                2776950
RioCan Real Estate
   Investment               COM    766910103       521    39450  SH         Sole                 39450


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

                         Cullen Capital Management, LLC
                                    FORM 13F
                                  June 30, 2009

                            TITLE                                                                  VOTING AUTHORITY
                              OF                VALUE   SHARES/  SH/  PUT/  INVSTMT   OTHER    ------------------------
      NAME OF ISSUER        CLASS    CUSIP    (X$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED    NONE
      --------------        -----  ---------  --------  -------  ---  ----  -------  --------  -------  ------  -------
Sandvik AB                  COM    W74857165       203    27300  SH         Sole                 27300
Siliconware Precision
   Industri                 COM    6808877         828   714000  SH         Sole                714000
Singapore Technologies
   Enginee                  COM    Y7996W103       397   235000  SH         Sole                235000
Singapore
   Telecommunications L     COM    Y79985209      1626   785000  SH         Sole                785000
Taiwan Semiconductor
   Manufactu                COM    6889106        1744  1046000  SH         Sole               1046000
Travelers Cos. Inc.         COM    89417E109     15599   380100  SH         Sole                380100
Tsakos Energy Navigation
   Ltd.                     COM    G9108L108      1325    82100  SH         Sole                 82100
United Overseas Bank Ltd.   COM    V96194127      1951   192500  SH         Sole                192500
United Technologies Corp.   COM    913017109    126595  2436400  SH         Sole                                2436400
Vallourec SA                COM    F95922104      1726    14200  SH         Sole                 14200
Verizon Communications
   Inc.                     COM    92343V104    141384  4600850  SH         Sole                611050          3989800
Vermillion Energy Trust
   Unit                     COM    923728109      1059    42300  SH         Sole                 42300
Volvo AB Series B           COM    928856301      1333   215650  SH         Sole                215650
Walt Disney Co.             COM    254687106    128386  5503050  SH         Sole                                5503050
Weyerhaeuser Co.            COM    962166104     19951   655650  SH         Sole                                 655650
ABB Ltd. (ADR)              ADR    000375204    102972  6525500  SH         Sole                645300          5880200
Anglo American PLC (ADR)    ADR    03485P201     78267  5349782  SH         Sole                                5349782
AstraZeneca PLC (ADR)       ADR    046353108    137743  3120600  SH         Sole                515700          2604900
BP PLC (ADR)                ADR    055622104     20873   437770  SH         Sole                437770
Banco Itau Holdings
   Financeira               ADR    465562106      1735   109600  SH         Sole                109600
British American Tobacco
   PLC (                    ADR    110448107      1869    33500  SH         Sole                 33500
Cemex S.A.B. de C.V. (ADR)  ADR    151290889     26225  2807827  SH         Sole                                2807827
Chunghwa Telecom Co. Ltd.
   (ADR                     ADR    17133Q403      1149    57951  SH         Sole                 57951
Companhia Energetica de
   Minas                    ADR    204409601     12440   925605  SH         Sole                925605
Companhia Siderurgica
   Nacional                 ADR    20440W105      2101    94000  SH         Sole                 94000
Diageo PLC (ADR)            ADR    25243Q205     94535  1651270  SH         Sole                360070          1291200
ENI S.p.A. (ADR)            ADR    26874R108      1700    35850  SH         Sole                 35850
Gazprom OAO (ADR)           ADR    368287207     59447  2931300  SH         Sole                                2931300
HSBC Holdings PLC (ADR)     ADR    404280406     13212   316300  SH         Sole                316300
Nestle S.A. (ADR)           ADR    641069406    111658  2968050  SH         Sole                 25650          2942400
Nokia Corp. (ADR)           ADR    654902204    116090  7962270  SH         Sole               1276170          6686100
Novartis AG (ADR)           ADR    66987V109      2066    50650  SH         Sole                 50650
PetroChina Co. Ltd. (ADR)   ADR    71646E100     15594   141150  SH         Sole                141150
Telefonica S.A. (ADR)       ADR    879382208       781    11500  SH         Sole                 11500
Total S.A. (ADR)            ADR    89151E109      1958    36100  SH         Sole                 36100
Unilever N.V. (ADR)         ADR    904784709    155142  6416140  SH         Sole                908440          5507700
Vodafone Group PLC (ADR)    ADR    92857W209    125799  6454560  SH         Sole               1229860          5224700
REPORT SUMMARY              99 DATA RECORDS    4865825            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.

13fopt.est file is missing. Any options in the portfolio will show incorrect values as per SEC filing requirements. To view correct values, please enter underlying security type and symbol in 13fopt.est for all such options.


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